Reclassification of comparatives (Tables)	12 Months Ended
Jun. 30, 2023
Reclassification Of Comparatives [Abstract]
Disclosure in tabular form of reclassification of comparatives

	30 June 2022 Restated	Reclassification	30 June 2022 Reclassified

Other assets	156	1,841	1,997
Borrowings	—	(1,841)	(1,841)
Current employee benefits	166	203	369
Non-current employee benefits	319	(202)	117
Loss on remeasurement of contingent consideration	153	153	—
General and administrative expense	(4,961)	(153)	(5,114)